Fees and Expenses - Allspring Ultra Short Municipal ETF - Ultra Short Municipal ETF	Jun. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.18%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.00)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.19%
[1]
Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
	$19	$61	$107	$243

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109%  of the average value of its portfolio.

Portfolio Turnover, Rate	109.00%

[1]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.